Goodwill (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The following table summarizes changes in the carrying amount of goodwill during the six months ended March 31, 2025 and 2024.

	Six months ended March 31,
	2025	2024

Balance at beginning of period	$16,066	$5,217
Acquisition of EMI Solutions	—	5,542
Balance at end of period	$16,066	$10,759

The following table summarizes changes in the carrying amount of goodwill during the year ended September 30, 2024. There were no changes in the carrying amount of goodwill during the year ended September 30, 2023.

Balance at September 30, 2023	$5,217
Acquisition of EMI Solutions	6,841
Acquisition of RaGE Systems	4,008
Balance at September 30, 2024	$16,066